EQUITY AND LONG-TERM INCENTIVE PLANS, Valuation Assumptions (Details) - Cablevision Systems Corporation And Subsidiaries - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assumptions Used to Calculate the Fair Value of Stock Option Awards Granted [Abstract]
Risk-free rate (in percentage)	1.82%	2.12%
Expected life (in years)	8 years	6 years 6 months
Dividend yield (in hundredths)	3.63%	3.79%
Volatility (in hundredths)	39.98%	42.80%
Grant date fair value (in dollars per share)	$ 5.45	$ 5.27